Schedule of sensitivity analysis (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IXIARO [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	6.67%	7.49%
Break-even weighted average cost of capital	44.89%	53.11%
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	6.69%	7.23%
Break-even weighted average cost of capital	12.52%	13.10%
Chikungunya [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	6.87%
Break-even weighted average cost of capital	47.94%